Employee Benefit Plan, Schedule, Asset Held for Investment	12 Months Ended
Dec. 31, 2025
EBP 039
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Schedule of Asset Held for Investment

(a)	(b) Identity of issue, borrower, lessor, or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par, or maturity value	(e) Current value
	Registered Investment Company Funds:
	Dodge & Cox Funds	Dodge & Cox Stock Fund Class X	$13,310,003
	Conestoga Funds	Conestoga Small Cap Fund	8,201,060
	Dodge & Cox Funds	Dodge & Cox International Stock Fund	4,434,080
	Vanguard Funds	Vanguard International Growth Fund Admiral Shares	2,026,593
	DFA	DFA Emerging Markets Core Equity	567,186
	Principal Funds	PIF Diversified Real Asset I	134,675
			28,673,597
	Common and Collective Trusts:
	Winslow	Winslow Large Cap Growth Fund	28,761,377
	State Street	State Street S&P 500 Index Fund	21,556,168
	T. Rowe Price	T. Rowe Price Retirement Blend 2035 Trust	19,776,831
	Galliard	Galliard Stable Return Fund E	18,897,082
	T. Rowe Price	T. Rowe Price Retirement Blend 2030 Trust	17,780,335
	T. Rowe Price	T. Rowe Price Retirement Blend 2040 Trust	16,021,038
	T. Rowe Price	T. Rowe Price Retirement Blend 2045 Trust	12,428,865
	T. Rowe Price	T. Rowe Price Retirement Blend 2050 Trust	8,898,155
	T. Rowe Price	T. Rowe Price Retirement Blend 2055 Trust	8,150,805
	T. Rowe Price	T. Rowe Price Retirement Blend 2025 Trust	6,844,897
	State Street	State Street Global All Cap Equity	6,828,226
	State Street	State Street Russell Small/Mid-Cap Index Fund	5,982,469
	State Street	State Street U.S. Bond Index Securities Lending Series Fund	4,965,302
	T. Rowe Price	T. Rowe Price Retirement Blend 2060 Trust	4,846,854
	Loomis	Loomis Sayles Core Plus Fixed Income	4,723,554
	Alliance Bernstein	Alliance Bernstein US Small and Mid Cap Portfolio	3,754,923
	T. Rowe Price	T. Rowe Price Retirement Blend 2065 Trust	3,407,045
	T. Rowe Price	T. Rowe Price Retirement Blend 2020 Trust	1,978,806
	T. Rowe Price	T. Rowe Price Retirement Blend 2005 Trust	1,156,437
	T. Rowe Price	T. Rowe Price Retirement Blend 2015 Trust	592,344
	T. Rowe Price	T. Rowe Price Retirement Blend 2010 Trust	473,002
			197,824,515
	Common Stock:
*	Clearwater Paper Corp.	Clearwater Paper Stock Fund	3,908,225
	Other:
*	BrokerageLink	Self-directed brokerage accounts	3,134,018
*	Fidelity	Interest-bearing cash account	18,290
			3,152,308

*	Participant Loans	Interest rates from 3.25% to 9.50%, maturing through May 2039	6,635,537
	Total Assets		$240,194,182
* Represents a party-in-interest at December 31, 2025. Cost is omitted for participant directed investments.